CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	June 30,	December 31,
	2019	2018
	Unaudited

Denominated in U.S. dollars	1,482	315
Denominated in NIS	161	280
Denominated in Euro	194	397

	1,837	992